Capital and funding - Disclosure of Reconciliation of Liabilities Arising from Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	€ (32,053)	€ (29,622)
Cash movement	(1,349)	(761)
Business acquisitions/disposals	3,128	(38)
Foreign exchange changes	1,895	(823)
Fair value changes	(64)	(295)
Other movements	(165)	514
Financial liabilities at end of period	(28,278)	(32,053)		€ (29,622)
Interest paid	1,018	929	[1]	751	[1]
Gain loss on termination and modifications of leases	(6)	4
Total disposals
Disclosure of financial liabilities [line items]
Interest paid	170
Capital component of lease liability	46
Bank loans and overdrafts
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	(521)	(506)
Cash movement	178	(52)
Business acquisitions/disposals	36	0
Foreign exchange changes	67	2
Fair value changes	0	0
Other movements	(7)	(35)
Financial liabilities at end of period	(233)	(521)		(506)
Bonds and other loans
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	(28,648)	(26,692)
Cash movement	(1,892)	(1,119)
Business acquisitions/disposals	3,000	0
Foreign exchange changes	1,583	(755)
Fair value changes	(92)	(5)
Other movements	(11)	77
Financial liabilities at end of period	(26,038)	(28,648)		(26,692)
Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	(1,486)	(1,395)
Cash movement	341	385
Business acquisitions/disposals	112	21
Foreign exchange changes	129	(24)
Fair value changes	0	0
Other movements	422	473
Financial liabilities at end of period	(1,326)	(1,486)		(1,395)
Derivatives
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	(594)	(494)
Cash movement	0	0
Business acquisitions/disposals	31	0
Foreign exchange changes	23	(13)
Fair value changes	88	(87)
Other movements	0	0
Financial liabilities at end of period	(452)	(594)		(494)
Other financials liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	(804)	(535)
Cash movement	24	25
Business acquisitions/disposals	(51)	(59)
Foreign exchange changes	93	(33)
Fair value changes	(60)	(203)
Other movements	(569)	(1)
Financial liabilities at end of period	(229)	(804)		€ (535)
Overdrafts
Disclosure of financial liabilities [line items]
Cash movement	€ 99	€ (68)

[1]	The 2024 and 2023 comparatives have been re-presented to reflect the demerger of our Ice Cream business (see note 21).